Commitments and contingent liabilities, Research and development (Details) $ in Millions	Dec. 31, 2019 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 9,956
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	6,654
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	438
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	59
Years 1 and 2 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,479
Years 1 and 2 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	138
Years 3 and 4 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,581
Years 3 and 4 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	818
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	6,458
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 5,639